GOF-P16 09/25

FRANKLIN STRATEGIC SERIES
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
SUPPLEMENT DATED SEPTEMBER 30, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

Effective September 30, 2025, the following changes are made to the Summary Prospectus, Prospectus and SAI of each fund listed in Schedule A:

1) The following replaces references to Benjamin Cryer and Thomas Runkel in the section titled “Fund Summary – Portfolio Managers” in each fund's Summary Prospectus and Prospectus:

Albert Chan, CFA
Portfolio Manager of Advisers and portfolio manager of the Fund since September 2025.

2) The following replaces references to Benjamin Cryer and Thomas Runkel in the section titled “Fund Details – Management” in each fund’s Prospectus:

Albert Chan, CFA Portfolio Manager of Advisers
Mr. Chan has been a portfolio manager of the Fund since September 2025. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Chan was a portfolio manager for Putnam Investment Management, LLC (“Putnam Management”). He joined Putnam Management in 2002.

3) The following replaces references to Benjamin Cryer and Thomas Runkel in the table in the section titled “Management and Other Services – Portfolio managers” in each fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Albert Chan*	Registered Investment Companies	14	16,616.0	None	None
	Other Pooled Investment Vehicles	9	1,846.0	None	None
	Other Accounts	43	3,219.9	1	449.1

*Information is provided as of August 31, 2025.

4) The following replaces references to Benjamin Cryer and Thomas Runkel in the table in the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in the SAI of Franklin Core Plus Bond Fund:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Albert Chan*	None

*Information is provided as of August 31, 2025

5) The following is added to the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in the SAI of Franklin Strategic Income VIP Fund:

As of August 31, 2025, Albert Chan did not own any shares of the Fund.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI

FRANKLIN STRATEGIC SERIES
Franklin Core Plus Bond Fund	September 1, 2025

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Strategic Income VIP Fund	May 1, 2025

Please retain this supplement for future reference.